Vanguard Long-Term Treasury Index Fund Average Annual Total Returns - Institutional Prospectus [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Long Treasury Bond Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	(6.41%)	(5.20%)	(0.64%)
Spliced Bloomberg U.S. Long Treasury Index in USD (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	(6.41%)	(5.20%)	(0.62%)
Bloomberg U.S. Aggregate Float Adjusted Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.33%	(0.27%)	1.39%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	(6.46%)	(5.22%)	(0.67%)
Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(8.01%)	(6.28%)	(1.78%)
Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(3.80%)	(4.21%)	(0.89%)